                          STREETTRACKS(R) SERIES TRUST
   SUPPLEMENT DATED OCTOBER 5, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION
                 DATED OCTOBER 31, 2005 AS REVISED JUNE 12, 2006

     Shareholders are hereby notified that there has been a portfolio manager change. Michael Feehily is no longer a portfolio manager for the streetTRACKS(R) Series Trust. Accordingly, on page 16 under the section entitled "Portfolio Managers", Mr. Feehily's name should be deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.